                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-3420

Exact name of registrant as specified in charter:                      Oppenheimer Integrity Funds

Address of principal executive offices:                                6803 South Tucson Way
                                                                       Centennial, CO 80112

Name and address of agent for service:                                 Two World Financial Center
                                                                       225 Liberty Street
                                                                       New York, NY 10281-1008

Registrant's telephone number, including area code:                    303-768-3200

Date of fiscal year end:                                               12/31

Date of reporting period:                                              07/01/2005-06/30/2006

Item 1.           Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03420
Reporting Period: 07/01/2005 - 06/30/2006
Oppenheimer Integrity Funds

========================== OPPENHEIMER CORE BOND FUND ==========================

CHESAPEAKE ENERGY CORP.

Ticker:       CHK            Security ID:  165167107
Meeting Date: JUN 9, 2006    Meeting Type: Annual
Record Date:  APR 17, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Richard K. Davidson        For       For        Management
1.2   Elect Director Breene M. Kerr             For       For        Management
1.3   Elect Director Charles T. Maxwell         For       For        Management
2     Increase Authorized Common Stock          For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management

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LORAL ORION NETWORK SYSTEMS, INC.

Ticker:                      Security ID:  68628KAD6
Meeting Date: JUL 8, 2005    Meeting Type: Written Consent
Record Date:  JUN 2, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     CHAPTER 11 PLAN OF REORGANIZATION         For       Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

NAVIGATOR GAS TRANS PLC

Ticker:                      Security ID:  63935KAA1
Meeting Date: MAR 28, 2006   Meeting Type: Written Consent
Record Date:  FEB 10, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Appoint Chairman of Meeting               None      For        Management

========== END NPX REPORT

                                                             SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               Oppenheimer Integrity Funds, on behalf of
                            Oppenheimer Core Bond Fund

By (Signature and Title)*:  /s/ John V. Murphy
                            ------------------
                            John V. Murphy, President

Date:  August 28, 2006

*By:   /s/ Randy Legg
       --------------
       Randy Legg, Attorney in Fact